[LOGO] COMMONWEALTH
-------------------
 CASH RESERVE FUND
                              CCRF PRIME PORTFOLIO
                             CCRF FEDERAL PORTFOLIO

   SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE
                      COMMONWEALTH CASH RESERVE FUND, INC.
                               DATED JULY 1, 2004


Effective March 1, 2005, Wachovia Bank, N.A. ("Wachovia") assumed responsibility for serving as the custodian for the Commonwealth Cash Reserve Fund, Inc. Thus, references to the custodian in the Prospectus sections titled "Distributor and Other Service Providers," "How to Purchase and Redeem Shares," and "Application to Open an Account", and references to the custodian in the Statement of Additional Information, should be deemed to refer to Wachovia.

Please  contact  the  Fund's   Administrator,   PFM  Asset  Management  LLC,  at
1-800-338-3383 with any questions you may have related to this change.

The date of this Supplement is April 1, 2005.





                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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[LOGO] COMMONWEALTH                                     [LOGO] VIRGINIA STATE
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 CASH RESERVE FUND                                              SNAP(R)
                                                        ---------------------
                                                        NON-ARBITRAGE PROGRAM


                                  SNAP(R) FUND

   SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE
                      COMMONWEALTH CASH RESERVE FUND, INC.
                            DATED SEPTEMBER 15, 2004


Effective March 1, 2005, Wachovia Bank, N.A. ("Wachovia") assumed responsibility for serving as the custodian for the Commonwealth Cash Reserve Fund, Inc. Thus, references to the custodian in the Prospectus sections titled "Distributor and Other Service Providers" and "How to Purchase and Redeem Shares," and references to the custodian in the Statement of Additional Information, should be deemed to refer to Wachovia.

Please contact the SNAP Fund's Administrator, PFM Asset Management LLC, at 1-800-570-SNAP with any questions you may have related to this change.

The date of this Supplement is April 1, 2005.





                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.